Retirement Benefits	12 Months Ended
Aug. 31, 2013
Retirement Benefits [Abstract]
Retirement Benefits
(15)            Retirement Benefits

The principal retirement plan for employees is the Walgreen Profit-Sharing Retirement Trust, to which both the Company and participating employees contribute.  The Company's contribution, which has historically related to FIFO earnings before interest and taxes and a portion of which is in the form of a guaranteed match, is determined annually at the discretion of the Board of Directors.  The profit-sharing provision was $342 million in fiscal 2013, $283 million in fiscal 2012 and $382 million in fiscal 2011.  The Company's contributions were $262 million in fiscal 2013, $372 million in fiscal 2012 and $322 million in fiscal 2011.

The Company provides certain health insurance benefits for retired employees who meet eligibility requirements, including age, years of service and date of hire.  The costs of these benefits are accrued over the service life of the employee. In fiscal 2012, the Company amended its prescription drug program for certain Medicare-eligible retirees to a group-based Company-sponsored Medicare Part D program, or  employer group waiver program, effective January 1, 2013.  The Company's postretirement health benefit plan is not funded.

Components of net periodic benefit costs (in millions):

	2013	2012	2011
Service cost	$9	$13	$15
Interest cost	14	22	22
Amortization of actuarial loss	12	8	14
Amortization of prior service cost	(22)	(10)	(10)
Total postretirement benefit cost	$13	$33	$41

Change in benefit obligation (in millions):

	2013	2012
Benefit obligation at September 1	$342	$407
Service cost	9	13
Interest cost	14	22
Amendments	-	(139)
Actuarial (gain) loss	(1)	52
Benefit payments	(20)	(18)
Participants' contributions	6	5
Benefit obligation at August 31	$350	$342

Change in plan assets (in millions):

	2013	2012
Plan assets at fair value at September 1	$-	$-
Participants' contributions	6	5
Employer contributions	14	13
Benefits paid	(20)	(18)
Plan assets at fair value at August 31	$-	$-

Funded status (in millions):

	2013	2012
Funded status	$(350)	$(342)
Unrecognized actuarial gain	-	-
Unrecognized prior service cost	-	-
Accrued benefit cost at August 31	$(350)	$(342)

Amounts recognized in the Consolidated Balance Sheets (in millions):

	2013	2012
Current liabilities (present value of expected 2014 net benefit payments)	$(10)	$(10)
Non-current liabilities	(340)	(332)
Net liability recognized at August 31	$(350)	$(342)

Amounts recognized in accumulated other comprehensive (income) loss (in millions):

	2013	2012
Prior service credit	$(228)	$(250)
Net actuarial loss	148	161

Amounts expected to be recognized as components of net periodic costs for fiscal year 2014 (in millions):

2014
Prior service credit	$(22)
Net actuarial loss	11

The measurement date used to determine postretirement benefits is August 31.

The discount rate assumption used to compute the postretirement benefit obligation at year-end was 5.20% for 2013 and 4.15% for 2012.  The discount rate assumption used to determine net periodic benefit cost was 4.15%, 5.40% and 4.95% for fiscal years ending 2013, 2012 and 2011, respectively.  The consumer price index assumption used to compute the postretirement benefit obligation was 2.00% for 2013 and 2012.

Future benefit costs were estimated assuming medical costs would increase at a 7.00% annual rate, gradually decreasing to 5.25% over the next nine years and then remaining at a 5.25% annual growth rate thereafter.  A one percentage point change in the assumed medical cost trend rate would have the following effects (in millions):

	1% Increase	1% Decrease
Effect on service and interest cost	$(1)	$1
Effect on postretirement obligation	(1)	5

Estimated future federal subsidies are immaterial for all periods presented.  Future benefit payments are as follows (in millions):

Estimated Future Benefit Payments
2014	$10
2015	12
2016	13
2017	15
2018	17
2019-2023	111